Related Party Transactions (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Convertible loan	[1]	¥ 8,240	$ 1,293	¥ 83,357
Other Related Parties
Related Party Transaction [Line Items]
Convertible loan		21,000		¥ 21,000
Beijing OrionStar [Member] | Convertible Loan [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount		¥ 100,000	$ 15,692

[1]	As of December 31, 2020 and 2021, convertible loans were fully impaired.